S-K 1602(c) Dilution	Nov. 20, 2025 USD ($) $ / shares shares
Full Over-Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.04)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	2.21
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.79	[1]
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (72,103)
Net Tangible Book Value Adjusted	$ 69,084,397
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	8,868,500
Full Over-Allotment [Member] | No Redemption [Member] | Net Proceeds from this Offering and the Sale of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ 69,800,000
Full Over-Allotment [Member] | No Redemption [Member] | Offering Costs Accrued for and Paid in Advance Excluded from Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	46,500
Full Over-Allotment [Member] | No Redemption [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(690,000)
Full Over-Allotment [Member] | No Redemption [Member] | Proceeds Subject to Redemption [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted
Full Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Issued and Outstanding Prior to this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	1,725,000
Full Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Included in Public Units Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	6,900,000
Full Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Included in Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	243,500
Full Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Subject to Redemption [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.04)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	9.96
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0.04	[1]
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (72,103)	[2]
Net Tangible Book Value Adjusted	$ 84,397	[2]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	1,968,500	[2]
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Net Proceeds from this Offering and the Sale of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ 69,800,000	[2]
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued for and Paid in Advance Excluded from Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	46,500	[2]
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(690,000)	[2]
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Proceeds Subject to Redemption [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (69,000,000)	[2]
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Issued and Outstanding Prior to this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	1,725,000	[2]
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Included in Public Units Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	6,900,000	[2]
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Included in Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	243,500	[2]
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Subject to Redemption [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	6,900,000	[2]
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.04)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	2.74
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.26	[1]
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (72,103)	[3]
Net Tangible Book Value Adjusted	$ 51,834,397	[3]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	7,143,500	[3]
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Net Proceeds from this Offering and the Sale of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ 69,800,000	[3]
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued for and Paid in Advance Excluded from Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	46,500	[3]
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(690,000)	[3]
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Proceeds Subject to Redemption [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (17,250,000)	[3]
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Issued and Outstanding Prior to this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	1,725,000	[3]
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Included in Public Units Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	6,900,000	[3]
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Included in Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	243,500	[3]
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Subject to Redemption [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	1,725,000	[3]
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.04)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	3.62
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.38	[1]
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (72,103)	[4]
Net Tangible Book Value Adjusted	$ 34,584,397	[4]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	5,418,500	[4]
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Net Proceeds from this Offering and the Sale of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ 69,800,000	[4]
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued for and Paid in Advance Excluded from Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	46,500	[4]
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(690,000)	[4]
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Proceeds Subject to Redemption [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (34,500,000)	[4]
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Issued and Outstanding Prior to this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	1,725,000	[4]
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Included in Public Units Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	6,900,000	[4]
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Included in Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	243,500	[4]
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Subject to Redemption [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	3,450,000	[4]
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.04)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	5.31
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.69	[1]
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (72,103)	[5]
Net Tangible Book Value Adjusted	$ 17,334,397	[5]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	3,693,500	[5]
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Net Proceeds from this Offering and the Sale of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ 69,800,000	[5]
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued for and Paid in Advance Excluded from Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	46,500	[5]
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(690,000)	[5]
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Proceeds Subject to Redemption [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (51,750,000)	[5]
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Issued and Outstanding Prior to this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	1,725,000	[5]
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Included in Public Units Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	6,900,000	[5]
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Included in Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	243,500	[5]
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Subject to Redemption [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	5,175,000	[5]
No Over-Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.04)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	2.23
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.77	[6]
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (72,103)
Net Tangible Book Value Adjusted	$ 60,087,367
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	7,730,000
No Over-Allotment [Member] | No Redemption [Member] | Net Proceeds from this Offering and the Sale of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ 60,800,000	[7]
No Over-Allotment [Member] | No Redemption [Member] | Offering Costs Accrued for and Paid in Advance Excluded from Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	46,500
No Over-Allotment [Member] | No Redemption [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(600,000)
No Over-Allotment [Member] | No Redemption [Member] | Proceeds Subject to Redemption [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted		[8]
No Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Issued and Outstanding Prior to this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	1,500,000
No Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Included in Public Units Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	6,000,000
No Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Included in Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	230,000
No Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Subject to Redemption [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares
No Over-Allotment [Member] | No Redemption [Member] | Over-allotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (87,030)
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.04)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	9.95
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0.05	[6]
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (72,103)	[9]
Net Tangible Book Value Adjusted	$ 87,367	[9]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	1,730,000	[9]
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Net Proceeds from this Offering and the Sale of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ 60,800,000	[7],[9]
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued for and Paid in Advance Excluded from Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	46,500	[9]
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(600,000)	[9]
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Proceeds Subject to Redemption [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (60,000,000)	[8],[9]
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Issued and Outstanding Prior to this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	1,500,000	[9]
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Included in Public Units Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	6,000,000	[9]
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Included in Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	230,000	[9]
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Subject to Redemption [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	6,000,000	[9]
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Over-allotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (87,030)	[9]
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.04)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	2.76
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.24	[6]
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (72,103)	[10]
Net Tangible Book Value Adjusted	$ 45,087,367	[10]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	6,230,000	[10]
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Net Proceeds from this Offering and the Sale of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ 60,800,000	[7],[10]
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued for and Paid in Advance Excluded from Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	46,500	[10]
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(600,000)	[10]
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Proceeds Subject to Redemption [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (15,000,000)	[8],[10]
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Issued and Outstanding Prior to this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	1,500,000	[10]
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Included in Public Units Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	6,000,000	[10]
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Included in Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	230,000	[10]
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Subject to Redemption [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	1,500,000	[10]
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Over-allotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (87,030)	[10]
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.04)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	3.64
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.36	[6]
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (72,103)	[11]
Net Tangible Book Value Adjusted	$ 30,087,367	[11]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	4,730,000	[11]
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Net Proceeds from this Offering and the Sale of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ 60,800,000	[7],[11]
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued for and Paid in Advance Excluded from Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	46,500	[11]
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(600,000)	[11]
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Proceeds Subject to Redemption [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (30,000,000)	[8],[11]
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Issued and Outstanding Prior to this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	1,500,000	[11]
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Included in Public Units Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	6,000,000	[11]
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Included in Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	230,000	[11]
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Subject to Redemption [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	3,000,000	[11]
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Over-allotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (87,030)	[11]
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.04)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	5.33
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.67	[6]
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (72,103)	[12]
Net Tangible Book Value Adjusted	$ 15,087,367	[12]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	3,230,000	[12]
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Net Proceeds from this Offering and the Sale of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ 60,800,000	[7],[12]
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued for and Paid in Advance Excluded from Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	46,500	[12]
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(600,000)	[12]
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Proceeds Subject to Redemption [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (45,000,000)	[8],[12]
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Issued and Outstanding Prior to this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	1,500,000	[12]
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Included in Public Units Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	6,000,000	[12]
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Included in Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	230,000	[12]
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Subject to Redemption [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	4,500,000	[12]
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Over-allotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (87,030)	[12]

[1]	See following table for numerator of the pro forma net tangible book value divided by denominator of the shares outstanding. We assume the net tangible book value before this offering will be increased by net proceeds from this offering and offering costs accrued in advance but further set off by deferred underwriting commissions and proceeds held in trust subject to redemption.
[2]	The numbers set forth in this column assume that 6,900,000 public shares or 100% of 6,900,000 public shares are redeemed.
[3]	The numbers set forth in this column assume that 1,725,000 public shares, or 25% of 6,900,000 public shares, are redeemed.
[4]	The numbers set forth in this column assume that 3,450,000 public shares, or 50% of 6,900,000 public shares, are redeemed.
[5]	The numbers set forth in this column assume that 5,175,000 public shares, or 75% of 6,900,000 public shares, are redeemed.
[6]	See following table for numerator of the pro forma net tangible book value divided by denominator of the shares outstanding. We assume the net tangible book value before this offering will be increased by net proceeds from this offering and offering costs accrued in advance but further set off by deferred underwriting commissions and proceeds held in trust subject to redemption.
[7]	The numbers set forth in this row assume that $60,000,000 will be held in the trust account (or $69,000,000 if the underwriter’s over-allotment option is fully exercised) plus $800,000 in working capital held outside the trust account immediately after the offering. See “Use of Proceeds.”
[8]	If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, directors, executive officers, advisors or any of their affiliates may purchase public shares or public units in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted purchases of our securities by our affiliates.”
[9]	The numbers set forth in this column assume that 6,000,000 public shares, or 100% of 6,000,000 public shares are redeemed.
[10]	The numbers set forth in this column assume that 1,500,000 public shares, or 25% of 6,000,000 public shares, are redeemed.
[11]	The numbers set forth in this column assume that 3,000,000 public shares, or 50% of 6,000,000 public shares, are redeemed.
[12]	The numbers set forth in this column assume that 4,500,000 public shares, or 75% of 6,000,000 public shares, are redeemed.